Fair Value of Financial Instruments, Part 1 (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Securities available-for sale [Abstract]
Total securities available-for-sale	$ 620,360	$ 601,037
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	35	35
Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	620,325	601,002
Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	0	0
Carrying Value [Member]
Securities available-for sale [Abstract]
Total securities available-for-sale	620,360	601,037
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	35	35
Total securities available-for-sale	35	35
Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	117,266	86,737
State and political subdivisions	886	1,290
Mortgage backed securities and collateralized mortgage obligations - residential	372,308	411,729
Corporate bonds	40,705
Small Business Administration-guaranteed participation securities	78,499	90,416
Mortgage backed securities and collateralized mortgage obligations - commercial	10,011	10,180
Other	650	650
Total securities available-for-sale	620,325	601,002
Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	0	0
State and political subdivisions	0	0
Mortgage backed securities and collateralized mortgage obligations - residential	0	0
Corporate bonds	0
Small Business Administration-guaranteed participation securities	0	0
Mortgage backed securities and collateralized mortgage obligations - commercial	0	0
Other	0	0
Total securities available-for-sale	0	0
Recurring [Member] | Carrying Value [Member]
Securities available-for sale [Abstract]
U.S. government sponsored enterprises	117,266	86,737
State and political subdivisions	886	1,290
Mortgage backed securities and collateralized mortgage obligations - residential	372,308	411,729
Corporate bonds	40,705
Small Business Administration-guaranteed participation securities	78,499	90,416
Mortgage backed securities and collateralized mortgage obligations - commercial	10,011	10,180
Other	685	685
Total securities available-for-sale	$ 620,360	$ 601,037